10-K Disaggregation of Revenue	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	Disaggregation of Revenue
In the following table, revenue is disaggregated by category for each reportable segment. The Company believes this level of disaggregation best depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. For more information on the Company’s reportable segments, see Note 16.

Year ended December 31, 2022	Pacific	Northwest	Mountain	North Central	All Other	Total
	(In thousands)
Aggregates	$92,266	$171,633	$83,343	$96,528	$52,891	$496,661
Asphalt	35,735	97,299	93,263	174,207	26,964	427,468
Ready-mix concrete	127,569	157,951	106,654	158,552	58,783	609,509
Contracting services publicsector	81,989	173,981	249,573	342,370	70,117	918,030
Contracting services privatesector	47,497	88,713	119,136	13,342	1,003	269,691
Other	183,229	14,844	36	24,948	184,195	407,252
Internal sales	(99,696)	(105,647)	(110,095)	(202,636)	(75,808)	(593,882)
Revenues from contracts with customers	$468,589	$598,774	$541,910	$607,311	$318,145	$2,534,729

Year ended December 31, 2021	Pacific	Northwest	Mountain	North Central	All Other	Total
	(In thousands)
Aggregates	$89,913	$135,182	$72,567	$97,515	$48,833	$444,010
Asphalt	26,348	78,937	69,310	139,934	25,317	339,846
Ready-mix concrete	123,905	152,079	100,412	157,237	50,756	584,389
Contracting services publicsector	83,014	118,970	211,603	292,015	71,156	776,758
Contracting services privatesector	44,602	68,171	112,058	14,891	991	240,713
Other	147,484	12,786	91	22,803	161,094	344,258
Internal sales	(88,037)	(91,184)	(86,498)	(162,734)	(72,591)	(501,044)
Revenues from contracts with customers	$427,229	$474,941	$479,543	$561,661	$285,556	$2,228,930

Year ended December 31, 2020	Pacific	Northwest	Mountain	North Central	All Other	Total
	(In thousands)
Aggregates	$88,020	$112,983	$59,980	$94,785	$50,789	$406,557
Asphalt	25,649	60,507	72,222	156,376	35,146	349,900
Ready-mix concrete	134,692	144,256	83,104	142,398	42,566	547,016
Contracting services publicsector	95,730	107,698	227,866	330,268	92,434	853,996
Contracting services privatesector	49,384	50,635	99,300	14,632	1,718	215,669
Other	160,063	14,076	34	24,857	157,364	356,394
Internal sales	(99,220)	(76,432)	(91,654)	(195,843)	(88,381)	(551,530)
Revenues from contracts with customers	$454,318	$413,723	$450,852	$567,473	$291,636	$2,178,002
Presented in the previous tables are the sales of materials to both third parties and internal customers. Due to consolidation requirements, the internal sales revenues must be eliminated against the construction materials product used in the contracting services to arrive at the external operating revenues.
Revenue from contracts with customers
Revenue is recognized when a performance obligation is satisfied by transferring control over a product or service to a customer. Revenue includes revenue from the sales of construction materials and contracting services. Revenue is measured based on consideration specified in a contract with a customer and excludes any sales incentives and amounts collected on behalf of third parties. The Company is considered an agent for certain taxes collected from customers. As such, the Company presents revenues net of these taxes at the time of sale to be remitted to governmental authorities, including sales and use taxes. Revenue for construction materials is recognized at a point in time when delivery of the products has taken place. Contracting revenue is recognized over time using an input method based on the cost-to-cost measure of progress on a project.
Disaggregation
In the following tables, revenue is disaggregated by category for each segment and includes sales of materials to both third parties and internal customers. Due to consolidation requirements, the internal sales revenues must be eliminated against the construction materials product used in downstream materials and contracting services to arrive at the external operating revenues. The Company believes this level of disaggregation best depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. For more information on the Company’s reportable segments, see Note 15.

Three Months Ended June 30, 2023	Pacific	Northwest	Mountain	North Central	All Other	Total
	(In thousands)
Aggregates	$27,446	$47,966	$28,866	$30,323	$11,815	$146,416
Ready-mix concrete	40,526	44,583	34,506	53,900	11,383	184,898
Asphalt	6,275	34,518	29,472	46,719	7,953	124,937
Other	60,968	4,335	8	10,907	66,946	143,164
Contracting services public-sector	16,848	53,301	80,381	94,548	19,477	264,555
Contracting services private-sector	16,575	29,353	37,317	5,249	388	88,882
Internal sales	(26,483)	(35,322)	(34,796)	(54,044)	(17,018)	(167,663)
Revenues from contracts with customers	$142,155	$178,734	$175,754	$187,602	$100,944	$785,189

Three Months Ended June 30, 2022	Pacific	Northwest	Mountain	North Central	All Other	Total
	(In thousands)
Aggregates	$24,330	$43,466	$26,919	$26,679	$14,994	$136,388
Ready-mix concrete	33,069	39,156	31,446	47,173	17,283	168,127
Asphalt	11,504	26,281	31,137	44,719	7,925	121,566
Other	53,248	4,073	9	9,903	57,049	124,282
Contracting services public-sector	23,626	46,208	30,626	86,011	21,015	207,486
Contracting services private-sector	12,688	19,564	87,786	3,083	75	123,196
Internal sales	(30,053)	(27,963)	(37,504)	(50,330)	(23,382)	(169,232)
Revenues from contracts with customers	$128,412	$150,785	$170,419	$167,238	$94,959	$711,813

Six Months Ended June 30, 2023	Pacific	Northwest	Mountain	North Central	All Other	Total
	(In thousands)
Aggregates	$46,143	$90,540	$38,532	$34,343	$20,379	$229,937
Ready-mix concrete	66,670	78,488	48,876	66,187	21,446	281,667
Asphalt	7,591	41,445	30,282	46,888	12,350	138,556
Other	87,023	7,016	11	12,493	75,214	181,757
Contracting services public-sector	20,819	70,304	108,619	99,074	37,811	336,627
Contracting services private-sector	19,474	55,115	50,762	5,357	1,085	131,793
Internal sales	(37,779)	(48,290)	(40,710)	(55,766)	(24,703)	(207,248)
Revenues from contracts with customers	$209,941	$294,618	$236,372	$208,576	$143,582	$1,093,089

Six Months Ended June 30, 2022	Pacific	Northwest	Mountain	North Central	All Other	Total
	(In thousands)
Aggregates	$43,393	$77,138	$36,129	$30,679	$26,696	$214,035
Ready-mix concrete	63,125	75,480	47,616	59,529	30,876	276,626
Asphalt	15,975	34,691	31,468	44,765	12,753	139,652
Other	80,138	7,356	15	12,055	62,218	161,782
Contracting services public-sector	32,921	63,119	53,029	91,531	34,058	274,658
Contracting services private-sector	24,410	39,897	102,197	3,144	643	170,291
Internal Sales	(46,201)	(42,106)	(41,566)	(51,641)	(33,752)	(215,266)
Revenues from contracts with customers	$213,761	$255,575	$228,888	$190,062	$133,492	$1,021,778